Leases - Operating Leases Lessee Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 2,936
2026	2,413
2027	1,975
2028	1,713
2029	1,581
2030 and thereafter	7,595
Total undiscounted future cash flows related to lease payments	18,213
Less: imputed interest	(3,882)
Total present value of lease liability	14,331	$ 13,510
Leases, Operating [Abstract]
2025	949,398
2026	777,437
2027	639,232
2028	542,814
2029	397,239
2030 and thereafter	950,413
Total	4,256,533
Lessor, Operating Lease, Payment to be Received, Recognized
2025	65,984
2026	43,225
2027	16,725
2028	15,568
2029	13,877
2030 and thereafter	29,381
Total	$ 184,760